IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Credit Risk [line items]
Past due loans	$ 2,101	$ 2,095
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,134	1,216
Personal [member]
Credit Risk [line items]
Past due loans	231	261
Credit card [member]
Credit Risk [line items]
Past due loans	398	392
Business and government [member]
Credit Risk [line items]
Past due loans	338	$ 226
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,944
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,134
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	231
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	241
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	338
Later than three months [member]
Credit Risk [line items]
Past due loans	157
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 157